SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of Standard Waste Services, LLC (a Michigan Limited Liability Company) is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. The accounting policies conform to accounting principles generally accepted in the United States of America (U.S. GAAP) and the regulations of the United States Securities and Exchange Commission and have been consistently applied in the preparation of the financial statements.

Nature of Operations

Standard Waste Services, LLC (the “Company”) is located in Detroit, Michigan. The Company provides waste management services primarily to commercial and industrial customers. The Company’s customers are primarily located in Southeast Michigan.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the use of estimates that affect certain reported amounts and disclosures. These estimates and assumptions are based on management’s knowledge and experience. Accordingly, actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand and demand deposits in banks plus short-term investments that are readily convertible to cash as well as investments with original maturities of three months or less.

Account Receivable

Accounts receivable are recorded when billed or accrued and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of allowance for credit losses, represents their estimated net realizable value.

The allowance for credit losses is based on management’s assessment of collectability of assets pooled together with similar risk characteristics. The Company estimates its allowance for credit losses based on historical collection trends, the age of outstanding receivables, geographical location of the customer, existing economic conditions and reasonable forecasts. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. Past-due receivable balances are written off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. For the three-months ended March 31, 2024 and 2023, the Company had no allowance for credit losses established as management’s assessment of collectability of its accounts receivables did not identify any receivables as uncollectable.

The carrying value of accounts receivable as of March 31, 2024 and December 31, 2023 was $1,284,899 and $1,236,867, respectively. The carrying value of accounts receivable as of March 31, 2023 and December 31, 2022 was $1,126,378 and $1,001,761, respectively.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Property and Equipment

Property and equipment are carried at cost. Maintenance, repairs and renewals which neither materially add to the value of the property nor appreciably prolong its life are charged to expense as incurred. Depreciation of equipment is provided on the straight-line method at the following rates:

Software	3 years
Computer and office equipment	10 years
Furniture and fixtures	10 years
Trucks and tractors	7 years
Equipment	7 - 15 years
Leasehold improvements	15 years

Management regularly reviews property and equipment for possible impairment. The review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of March 31, 2024 and December 31, 2023.

Goodwill

Goodwill is carried at the amount paid for a company’s assets in excess of the sum of their fair values. The Company periodically tests these assets for impairment on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the assets below their carrying amounts.

The Company may elect to perform a qualitative assessment that considers economic, industry, and Company-specific factors for all or selected assets of which goodwill has been assigned at purchase. If, after completing the assessment, it is determined that it is more likely than not that the fair value of the assessed asset(s) is less than its carrying value, the Company proceeds to a quantitative test. The Company may also elect to perform a quantitative test for any or all of its assets with goodwill assigned at purchase.

Quantitative testing requires a comparison of the fair value of each asset with assigned goodwill to its carrying value. The Company uses the discounted cash flow method to estimate the fair value of the asset(s) with assigned goodwill. The discounted cash flow method incorporates various assumptions, the most significant being projected sales growth rates, operating margins and cash flows, the terminal growth rate, and the weighted average cost of capital. If the carrying value of the assets(s) with assigned goodwill exceeds its fair value, the shortfall up to the carrying value of the goodwill represents the amount of goodwill impairment.

During the three-months ended March 31, 2024 and 2023, the Company did not record any impairment and there were no changes in the carrying value of goodwill, respectively.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Right of Use Assets and Lease Liabilities

The determination of whether an arrangement is a lease is made at the lease’s inception. Under ASC 842, a contract is (or contains) a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is defined under the standard as having both the right to obtain substantially all of the economic benefits from use of the asset and the right to direct the use of the asset. Management only reassesses its determination if the terms and conditions of the contract are changed.

ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company uses the implicit rate when it is readily determinable. Since the Company’s leases do not provide an implicit rate, to determine the present value of lease payments, management uses the Company’s incremental borrowing rate based on the information available at lease commencement. Operating lease ROU assets also include any lease payments made and excludes any lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less. Several of the Company’s leases as of March 31, 2024 and December 31, 2023 are for periods of less than 12 months, or on a month-to-month basis; therefore, lease assets and liabilities described above are not recorded on the balance sheets.

The Company has made an accounting policy election to account for lease and non-lease components in its contracts as a single lease component for its operating and finance leases.

Revenue and Cost Recognition

The Company recognizes revenue when performance obligations are satisfied in accordance with ASC 606, Revenue from Contracts with Customers. The Company’s performance obligations are satisfied at the point in time once waste is disposed of at a landfill or transfer station. The Company then invoices its customers based upon pre-negotiated rates and billed to the customer once the performance obligations have been met. Invoices for services are normally due upon receipt. There are no significant financing agreements customers in relation to revenues generated and collected.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Revenue and Cost Recognition – Continued

The Company’s single-day contracts are invoiced by the Company at the time of the order and payment is required prior to delivery of the equipment used for hauling the waste. Based on the type of waste the customer needs disposed or hauled from the location, contract prices are negotiated in advance. If the customer requires more time than the agreed-upon contract stipulates, the Company invoices the customer on a daily basis until the customer no longer requires waste hauling by the Company.

The Company also provides waste hauling services to commercial customers which normally includes hauling away the waste and leaving equipment at the location for further use and future hauling and disposal. Invoices for these contracts are billed upon pickup and disposal of the waste at a landfill or transfer station. Invoices normally include disposal fees based on weight, type of waste to be disposed of, and fuel surcharges.

Cost of revenues earned includes direct contract costs, such as disposal fees, driver wages and related employer taxes, truck and equipment depreciation and maintenance expenses, and other costs such as customer property damages due to driver error.

Income Taxes

The Company is not a taxpaying entity for federal income tax purposes, and thus no federal income tax expense has been recorded in these financial statements. Income from the Company is taxed to the Members in their respective tax returns. The Company accounts for tax positions in accordance with the Recognition and Initial Measurement Sections of the Income Taxes Topic of Financial Accounting Standards Board (FASB) Accounting Standards Codification.

With few exceptions, the Company is subject to U.S. federal and state income tax examinations by tax authorities for the prior three years. Management has reviewed the Company’s tax positions and determined there were no uncertain tax positions as of March 31, 2024 and December 31, 2023.

Advertising

Advertising costs are expensed as they are incurred. Advertising costs included in general and administrative expenses for the three-months ended March 31, 2024 and 2023 were $1,847 and $1,721, respectively.

Recently Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments.” This amendment replaces the incurred methodology in current generally accepted accounting principles with a methodology that reflects expected credit losses on instruments within its scope, including trade receivables.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Recently Adopted Accounting Standards – Continued

This update is intended to provide financial statement users with more decision useful information about the expected credit losses. The Company adopted the standard effective January 1, 2023. The impact of the adoption was not considered material to the financial statements and primarily resulted in new and enhanced disclosures only.